UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-07855

                         Scudder Aggressive Growth Fund
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  09/30
                          -----

Date of reporting period:  12/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Aggressive Growth Fund
Investment Portfolio as of December 31, 2004 (Unaudited)
---------------------------------------------------------------------------------------------------------------

                                                                       Shares                         Value ($)
                                                             --------------------------------------------------

Common Stocks 100.0%
Consumer Discretionary 17.2%
Hotels Restaurants & Leisure 4.7%
RARE Hospitality International, Inc.*                                  42,200                        1,344,492
Station Casinos, Inc.                                                  37,500                        2,050,500
The Cheesecake Factory, Inc.* (d)                                      74,550                        2,420,638
                                                                                                    ----------
                                                                                                     5,815,630

Household Durables 2.8%
Harman International Industries, Inc.                                  26,800                        3,403,600
                                                                                                   -----------
Specialty Retail 5.6%
Aeropostale, Inc.*                                                     84,800                        2,495,664
Chico's FAS, Inc.*                                                     59,400                        2,704,482
Urban Outfitters, Inc.*                                                39,700                        1,762,680
                                                                                                    ----------
                                                                                                     6,962,826

Textiles, Apparel & Luxury Goods 4.1%
Columbia Sportswear Co.*                                               39,400                        2,348,634
Polo Ralph Lauren Corp.                                                63,900                        2,722,140
                                                                                                    ----------
                                                                                                     5,070,774

Consumer Staples 5.1%
Beverages 1.2%
Constellation Brands, Inc. "A"*                                        30,700                        1,427,857
                                                                                                   -----------
Food & Staples Retailing 2.8%
Wal-Mart Stores, Inc.                                                  65,300                        3,449,146
                                                                                                   -----------
Household Products 1.1%
Jarden Corp.*                                                          32,100                        1,394,424
                                                                                                   -----------
Energy 2.0%
Energy Equipment & Services
BJ Services Co.                                                        25,900                        1,205,386
Rowan Companies, Inc.*                                                 48,500                        1,256,150
                                                                                                    ----------
                                                                                                     2,461,536

Financials 12.9%
Capital Markets 10.5%
E*TRADE Financial Corp.*                                              191,200                        2,858,440
Goldman Sachs Group, Inc.                                              17,700                        1,841,508
Investors Financial Services Corp. (d)                                 47,200                        2,359,056
Legg Mason, Inc.                                                       53,650                        3,930,399
Lehman Brothers Holdings, Inc.                                         22,100                        1,933,308
                                                                                                    ----------
                                                                                                    12,922,711

Diversified Financial Services 2.4%
Citigroup, Inc.                                                        29,300                        1,411,674
The First Marblehead Corp.* (d)                                        27,000                        1,518,750
                                                                                                    ----------
                                                                                                     2,930,424

Health Care 26.7%
Biotechnology 2.9%
Amgen, Inc.*                                                           32,500                        2,084,875
Charles River Laboratories International, Inc.*                        32,700                        1,504,527
                                                                                                    ----------
                                                                                                     3,589,402

Health Care Equipment & Supplies 9.7%
C.R. Bard, Inc.                                                        31,100                        1,989,778
Cooper Companies, Inc. (d)                                             17,700                        1,249,443
Fisher Scientific International, Inc.*                                 20,200                        1,260,076
Kinetic Concepts, Inc.*                                                51,100                        3,898,930
PerkinElmer, Inc.                                                      78,100                        1,756,469
Zimmer Holdings, Inc.*                                                 22,500                        1,802,700
                                                                                                    ----------
                                                                                                    11,957,396

Health Care Providers & Services 9.2%
Aetna, Inc.                                                            17,400                        2,170,650
Community Health Systems, Inc.*                                       103,900                        2,896,732
Coventry Health Care, Inc.*                                            30,000                        1,592,400
Triad Hospitals, Inc.*                                                 77,700                        2,891,217
UnitedHealth Group, Inc.                                               20,500                        1,804,615
                                                                                                    ----------
                                                                                                    11,355,614

Pharmaceuticals 4.9%
Celgene Corp.* (d)                                                     90,400                        2,398,312
Johnson & Johnson                                                      37,200                        2,359,224
Pfizer, Inc.                                                           48,400                        1,301,476
                                                                                                    ----------
                                                                                                     6,059,012

Industrials 4.8%
Aerospace & Defense 1.1%
United Technologies Corp.                                              12,500                        1,291,875
                                                                                                   -----------
Commercial Services & Supplies 1.4%
Avery Dennison Corp.                                                   29,300                        1,757,121
                                                                                                   -----------
Machinery 2.3%
Caterpillar, Inc.                                                      16,000                        1,560,160
Dover Corp.                                                            30,200                        1,266,588
                                                                                                    ----------
                                                                                                     2,826,748

Information Technology 25.0%
Communications Equipment 4.4%
Cisco Systems, Inc.*                                                  122,100                        2,356,530
Polycom, Inc.*                                                         55,000                        1,282,600
QUALCOMM, Inc.                                                         43,900                        1,861,360
                                                                                                    ----------
                                                                                                     5,500,490

Computers & Peripherals 5.6%
Dell, Inc.*                                                            66,200                        2,789,668
EMC Corp.*                                                            143,300                        2,130,871
QLogic Corp.*                                                          53,000                        1,946,690
                                                                                                    ----------
                                                                                                     6,867,229

Internet Software & Services 2.7%
Check Point Software Technologies Ltd.*                                76,900                        1,894,047
Google, Inc. "A"*                                                       7,200                        1,390,320
                                                                                                    ----------
                                                                                                     3,284,367

IT Consulting & Services 2.0%
Paychex, Inc.                                                          71,700                        2,443,536
                                                                                                   -----------
Office Electronics 1.5%
Zebra Technologies Corp. "A"*                                          33,450                        1,882,566
                                                                                                   -----------
Semiconductors & Semiconductor Equipment 3.0%
Linear Technology Corp.                                                54,200                        2,100,792
Microchip Technology, Inc.                                             59,550                        1,587,603
                                                                                                    ----------
                                                                                                     3,688,395

Software 5.8%
Cognos, Inc.*                                                          72,500                        3,194,350
Microsoft Corp.                                                       147,700                        3,945,067
                                                                                                    ----------
                                                                                                     7,139,417

Materials 4.3%
Containers & Packaging 1.4%
Packaging Corp. of America                                             76,000                        1,789,800
                                                                                                   -----------
Metals & Mining 2.9%
Peabody Energy Corp.                                                   43,500                        3,519,585
                                                                                                   -----------
Telecommunication Services 2.0%
Wireless Telecommunication Services
Nextel Partners, Inc. "A"*                                            123,500                        2,413,190
                                                                                                   -----------

Total Common Stocks (Cost $99,530,735)                                                             123,204,671
                                                                                                   -----------
Securities Lending Collateral 7.2%
Daily Assets Fund Institutional 2.25% (b)(c)
(Cost $8,893,976)                                                   8,893,976                        8,893,976
                                                                                                   -----------
Cash Equivalents 0.1%
Scudder Cash Management QP Trust 2.24% (a)
(Cost $112,012)                                                       112,012                          112,012
                                                                                                   -----------

                                                                         % of
                                                                   Net Assets                         Value ($)
                                                                   ----------                         ---------

Total Investment Portfolio  (Cost $108,536,723)                         107.3                      132,210,659
Other Assets and Liabilities, Net                                        -7.3                       -8,968,728
                                                                                                   -----------
Net Assets                                                              100.0                      123,241,931
                                                                                                   ===========


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*     Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending.

(d) All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2004 amounted to $8,674,538, which is 7.0% of net assets.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Aggressive Growth Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Aggressive Growth Fund

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               February 22, 2005